Vanguard Advice Select International Growth Fund
Supplement Dated May 2, 2022, to the Prospectus and Summary Prospectus Dated November 9, 2021
Important Changes to Vanguard Advice Select International Growth Fund
Effective immediately, James K. Anderson has retired from Ballie Gifford Overseas Ltd. (Ballie Gifford) and will no longer serve as a portfolio manager of Vanguard Advice Select International Growth Fund (the Fund). Also effective immediately, Spencer Adair has been added as co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Anderson are hereby removed.
The following is added under the heading “Investment Advisor” in the Fund Summary section for the Fund:
Spencer Adair, CFA, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford, and investment manager for Global Alpha Strategy. He has co-managed the Fund since May 2022.
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Spencer Adair, CFA, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford, and investment manager for Global Alpha Strategy. He has managed assets with Baillie Gifford since 2000 and has co-managed the Fund since May 2022. He holds a B.S. in Medicine from the University of St. Andrews.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 4437 052022
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Vanguard Whitehall Funds

Supplement Dated May 2, 2022, to the Statement of Additional Information Dated November 9, 2021
Important Changes to Vanguard Advice Select International Growth Fund
Effective immediately, James K. Anderson has retired from Baillie Gifford Overseas Ltd. and will no longer serve as portfolio manager of Vanguard Advice Select International Growth Fund (the Fund). Also effective immediately, Spencer Adair has been added as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Anderson are hereby removed.
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-39:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended September 30, 2021 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Lawrence Burns	Registered investment companies	6	$56B	2	$50B
	Other pooled investment vehicles	7	$31B	1	$248M
	Other accounts	38	$19.8B	0	$0
Spencer Adair[1]	Registered investment companies[2]	5	$5.4B	2	$3.9B
	Other pooled investment vehicles	17	$19.5B	3	$282M
	Other accounts	67	$36.2B	6	$8.2B
1 Mr. Adair began co-managing Vanguard Advice Select International Growth Fund on May 2, 2022.
2 Information provided as of March 31, 2022, and includes Vanguard Advice Select International Growth Fund, which held assets of $28.57M as of March 31, 2022.
Within the same section, the following text is added under the sub-heading “4. Ownership of Securities” on page B-40:

As of March 31, 2022, Mr. Adair did not own shares of Vanguard Advice Select International Growth Fund.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 4436A 052022